Portfolio of Investments
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 1.7%
Entertainment 0.2%
Cinemark Holdings, Inc.	177,493	2,742,267
World Wrestling Entertainment, Inc., Class A	77,390	3,330,865
Total		6,073,132
Interactive Media & Services 0.2%
TripAdvisor, Inc.(a)	159,290	4,157,469
Yelp, Inc.(a)	113,950	3,639,563
Total		7,797,032
Media 1.2%
AMC Networks, Inc., Class A(a)	49,134	1,619,948
Cable One, Inc.	8,984	17,794,339
John Wiley & Sons, Inc., Class A	72,324	2,498,071
New York Times Co. (The), Class A	239,319	10,269,178
TEGNA, Inc.	362,930	5,229,822
Total		37,411,358
Wireless Telecommunication Services 0.1%
Telephone and Data Systems, Inc.	164,995	3,131,605
Total Communication Services		54,413,127
Consumer Discretionary 14.7%
Auto Components 1.6%
Adient PLC(a)	155,620	4,869,350
Dana, Inc.	239,490	4,033,012
Fox Factory Holding Corp.(a)	68,690	5,994,576
Gentex Corp.	407,396	13,281,109
Goodyear Tire & Rubber Co. (The)	386,230	4,024,517
Lear Corp.	90,420	12,925,539
Visteon Corp.(a)	46,120	5,573,602
Total		50,701,705
Automobiles 0.6%
Harley-Davidson, Inc.	254,010	10,234,063
Thor Industries, Inc.	91,494	8,830,086
Total		19,064,149
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 1.2%
Adtalem Global Education, Inc.(a)	85,988	2,461,836
Graham Holdings Co., Class B	6,872	3,071,922
Grand Canyon Education, Inc.(a)	78,370	6,541,544
H&R Block, Inc.	319,740	6,011,112
Service Corp. International	292,091	14,207,306
Strategic Education, Inc.	40,460	3,798,789
WW International, Inc.(a)	77,790	2,295,583
Total		38,388,092
Hotels, Restaurants & Leisure 4.3%
Boyd Gaming Corp.	132,930	5,116,476
Caesars Entertainment, Inc.(a)	330,568	22,518,292
Choice Hotels International, Inc.	47,720	4,755,298
Churchill Downs, Inc.	58,830	10,584,693
Cracker Barrel Old Country Store, Inc.	39,270	5,481,307
Dunkin’ Brands Group, Inc.	136,370	14,501,586
Jack in the Box, Inc.	37,590	3,457,904
Marriott Vacations Worldwide Corp.	68,059	8,665,952
Papa John’s International, Inc.	54,390	4,370,780
Penn National Gaming, Inc.(a)	238,770	16,713,900
Scientific Games Corp., Class A(a)	92,620	3,452,874
Six Flags Entertainment Corp.	125,040	3,842,479
Texas Roadhouse, Inc.	108,140	8,197,012
Wendy’s Co. (The)	296,798	6,526,588
Wingstop, Inc.	49,060	6,245,829
Wyndham Destinations, Inc.	141,310	5,943,499
Wyndham Hotels & Resorts, Inc.	154,420	8,879,150
Total		139,253,619
Household Durables 1.5%
Helen of Troy Ltd.(a)	41,970	8,477,520
KB Home	145,966	5,138,003
Taylor Morrison Home Corp., Class A(a)	214,980	5,434,694
Tempur Sealy International, Inc.(a)	317,976	8,009,815
Toll Brothers, Inc.	190,336	9,012,410
TopBuild Corp.(a)	54,830	9,553,031
TRI Pointe Group, Inc.(a)	216,020	3,776,030
Total		49,401,503
Columbia Mid Cap Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.3%
GrubHub, Inc.(a)	152,960	10,759,206
Leisure Products 0.9%
Brunswick Corp.	131,220	9,794,261
Mattel, Inc.(a)	575,000	8,906,750
Polaris, Inc.	95,574	9,175,104
Total		27,876,115
Multiline Retail 0.6%
Kohl’s Corp.	261,520	8,420,944
Nordstrom, Inc.	179,740	4,658,861
Ollie’s Bargain Outlet Holdings, Inc.(a)	94,280	8,302,297
Total		21,382,102
Specialty Retail 2.8%
American Eagle Outfitters, Inc.	246,894	4,441,623
AutoNation, Inc.(a)	96,860	5,936,549
Dick’s Sporting Goods, Inc.	107,990	6,134,912
Five Below, Inc.(a)	92,560	14,476,384
Foot Locker, Inc.	172,770	6,461,598
Lithia Motors, Inc., Class A	42,470	12,286,571
Murphy U.S.A., Inc.	44,980	5,766,436
PROG Holdings, Inc.	111,289	7,003,417
Restoration Hardware Holdings, Inc.(a)	25,580	11,591,833
Urban Outfitters, Inc.(a)	113,450	3,106,261
Williams-Sonoma, Inc.	128,948	14,115,938
Total		91,321,522
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	72,332	6,436,825
Columbia Sportswear Co.	50,440	4,132,549
Deckers Outdoor Corp.(a)	46,442	11,823,669
Skechers U.S.A., Inc., Class A(a)	225,930	7,561,877
Total		29,954,920
Total Consumer Discretionary		478,102,933
Consumer Staples 3.7%
Beverages 0.4%
Boston Beer Co., Inc. (The), Class A(a)	15,100	14,055,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	228,650	9,372,364
Casey’s General Stores, Inc.	61,180	11,115,182
Grocery Outlet Holding Corp.(a)	138,170	5,336,125
Sprouts Farmers Market, Inc.(a)	195,500	4,138,735
Total		29,962,406
Food Products 1.9%
Darling Ingredients, Inc.(a)	268,460	12,961,249
Flowers Foods, Inc.	326,191	7,238,178
Hain Celestial Group, Inc. (The)(a)	138,480	5,331,480
Ingredion, Inc.	111,036	8,566,428
Lancaster Colony Corp.	32,395	5,485,445
Pilgrim’s Pride Corp.(a)	80,900	1,528,201
Post Holdings, Inc.(a)	104,371	9,858,885
Sanderson Farms, Inc.	32,810	4,486,111
Tootsie Roll Industries, Inc.	28,924	895,776
TreeHouse Foods, Inc.(a)	93,660	3,852,236
Total		60,203,989
Household Products 0.1%
Energizer Holdings, Inc.	96,533	4,043,768
Personal Products 0.4%
Coty, Inc., Class A	469,220	3,373,692
Edgewell Personal Care Co.(a)	90,093	3,130,731
Nu Skin Enterprises, Inc., Class A	85,180	4,387,622
Total		10,892,045
Total Consumer Staples		119,157,892
Energy 1.2%
Energy Equipment & Services 0.1%
ChampionX Corp.(a)	308,010	3,659,159
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream Corp.	473,990	3,194,693
Cimarex Energy Co.	169,150	6,080,943
CNX Resources Corp.(a)	372,240	3,502,778
EQT Corp.	456,830	6,797,630
Equitrans Midstream Corp.	673,840	5,498,534
Murphy Oil Corp.	239,320	2,407,559

2	Columbia Mid Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
World Fuel Services Corp.	105,240	2,990,921
WPX Energy, Inc.(a)	669,510	4,766,911
Total		35,239,969
Total Energy		38,899,128
Financials 14.4%
Banks 6.0%
Associated Banc-Corp.	254,739	3,902,601
BancorpSouth Bank	159,820	4,051,437
Bank of Hawaii Corp.	66,386	4,970,984
Bank OZK	200,370	5,602,345
Cathay General Bancorp	124,055	3,504,554
CIT Group, Inc.	163,180	5,464,898
Commerce Bancshares, Inc.	166,386	10,974,821
Cullen/Frost Bankers, Inc.	92,499	7,761,591
East West Bancorp, Inc.	234,527	10,018,993
First Financial Bankshares, Inc.	235,430	7,868,071
First Horizon National Corp.	917,090	11,206,840
FNB Corp.	535,730	4,730,496
Fulton Financial Corp.	268,645	3,309,706
Glacier Bancorp, Inc.	158,150	6,447,776
Hancock Whitney Corp.	143,131	4,020,550
Home Bancshares, Inc.	251,930	4,663,224
International Bancshares Corp.	92,282	2,990,860
PacWest Bancorp	193,520	4,501,275
Pinnacle Financial Partners, Inc.	125,720	6,808,995
Prosperity Bancshares, Inc.	153,585	9,649,746
Signature Bank	88,781	9,960,340
Sterling Bancorp	322,360	5,151,313
Synovus Financial Corp.	244,185	7,708,920
TCF Financial Corp.	252,334	8,478,422
Texas Capital Bancshares, Inc.(a)	83,620	4,674,358
Trustmark Corp.	105,130	2,609,327
UMB Financial Corp.	71,640	4,872,236
Umpqua Holdings Corp.	365,030	5,070,267
United Bankshares, Inc.	215,080	6,297,542
Valley National Bancorp	669,321	6,117,594
Webster Financial Corp.	149,495	5,656,891
Wintrust Financial Corp.	95,480	5,202,705
Total		194,249,678
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.6%
Affiliated Managers Group, Inc.	77,160	6,722,179
Eaton Vance Corp.	189,252	12,676,099
Evercore, Inc., Class A	67,280	6,117,771
Factset Research Systems, Inc.	62,974	21,018,202
Federated Hermes, Inc., Class B	157,760	4,234,278
Interactive Brokers Group, Inc., Class A	131,030	6,913,143
Janus Henderson Group PLC	249,897	7,129,562
SEI Investments Co.	201,555	10,632,026
Stifel Financial Corp.	113,640	7,875,252
Total		83,318,512
Consumer Finance 0.6%
FirstCash, Inc.	68,690	4,412,646
LendingTree, Inc.(a)	18,040	4,610,663
Navient Corp.	321,450	3,011,986
SLM Corp.	621,980	6,599,208
Total		18,634,503
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc.	357,970	8,136,658
Insurance 4.2%
Alleghany Corp.	23,718	13,642,594
American Financial Group, Inc.	118,877	10,628,793
Brighthouse Financial, Inc.(a)	154,190	5,412,069
Brown & Brown, Inc.	389,086	17,520,543
CNO Financial Group, Inc.	234,910	4,998,885
First American Financial Corp.	184,845	8,953,892
Genworth Financial, Inc., Class A(a)	838,750	3,807,925
Hanover Insurance Group, Inc. (The)	62,520	7,024,122
Kemper Corp.	101,791	7,629,235
Mercury General Corp.	44,041	1,958,503
Old Republic International Corp.	468,686	8,398,853
Primerica, Inc.	65,505	8,533,336
Reinsurance Group of America, Inc.	112,609	12,981,565
RenaissanceRe Holdings Ltd.	84,900	13,977,936
RLI Corp.	65,570	6,277,016
Selective Insurance Group, Inc.	99,140	6,128,835
Total		137,874,102

Columbia Mid Cap Index Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.8%
Essent Group Ltd.	186,350	8,173,311
MGIC Investment Corp.	561,210	6,712,072
New York Community Bancorp, Inc.	768,964	7,451,261
Washington Federal, Inc.	125,489	2,932,678
Total		25,269,322
Total Financials		467,482,775
Health Care 10.8%
Biotechnology 1.5%
Arrowhead Pharmaceuticals, Inc.(a)	169,560	10,602,587
Emergent BioSolutions, Inc.(a)	74,566	6,109,192
Exelixis, Inc.(a)	512,180	9,813,369
Halozyme Therapeutics, Inc.(a)	213,500	8,347,850
Ligand Pharmaceuticals, Inc.(a)	26,650	2,248,460
United Therapeutics Corp.(a)	73,618	9,764,692
Total		46,886,150
Health Care Equipment & Supplies 3.3%
Avanos Medical, Inc.(a)	79,280	3,360,679
Cantel Medical Corp.	62,190	3,695,952
Globus Medical, Inc., Class A(a)	124,860	7,501,589
Haemonetics Corp.(a)	84,040	9,483,914
Hill-Rom Holdings, Inc.	110,404	10,472,923
ICU Medical, Inc.(a)	32,280	6,091,236
Integra LifeSciences Holdings Corp.(a)	117,340	6,422,018
LivaNova PLC(a)	80,670	4,263,410
Masimo Corp.(a)	83,790	21,323,717
Neogen Corp.(a)	87,900	6,523,938
NuVasive, Inc.(a)	84,960	3,935,347
Penumbra, Inc.(a)	55,660	12,350,954
Quidel Corp.(a)	63,280	12,342,764
Total		107,768,441
Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.(a)	147,460	6,259,677
Amedisys, Inc.(a)	53,820	13,174,598
Chemed Corp.	26,390	12,621,018
Encompass Health Corp.	164,840	13,282,807
HealthEquity, Inc.(a)	127,120	9,113,233
LHC Group, Inc.(a)	52,360	10,279,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Molina Healthcare, Inc.(a)	98,290	20,063,938
Patterson Companies, Inc.	143,740	3,990,222
Tenet Healthcare Corp.(a)	174,690	5,490,507
Total		94,275,315
Life Sciences Tools & Services 2.5%
Bio-Techne Corp.	63,901	19,381,812
Charles River Laboratories International, Inc.(a)	82,348	19,312,253
Medpace Holdings, Inc.(a)	45,190	5,800,588
Pra Health Sciences, Inc.(a)	106,020	11,895,444
Repligen Corp.(a)	80,940	15,351,890
Syneos Health, Inc.(a)	115,820	7,625,589
Total		79,367,576
Pharmaceuticals 0.6%
Jazz Pharmaceuticals PLC(a)	91,930	12,935,470
Nektar Therapeutics(a)	296,540	4,860,291
Prestige Consumer Healthcare, Inc.(a)	83,190	2,959,068
Total		20,754,829
Total Health Care		349,052,311
Industrials 17.8%
Aerospace & Defense 1.1%
Axon Enterprise, Inc.(a)	105,220	13,225,102
Curtiss-Wright Corp.	68,920	7,943,719
Hexcel Corp.	138,420	6,854,558
Mercury Systems, Inc.(a)	92,830	6,611,353
Total		34,634,732
Air Freight & Logistics 0.5%
XPO Logistics, Inc.(a)	151,380	16,149,218
Airlines 0.2%
JetBlue Airways Corp.(a)	451,566	6,814,131
Building Products 1.8%
Builders FirstSource, Inc.(a)	193,480	7,238,087
Lennox International, Inc.	57,702	16,608,367
Owens Corning	179,040	13,046,645
Simpson Manufacturing Co., Inc.	72,060	6,622,314
Trex Company, Inc.(a)	191,870	14,355,713
Total		57,871,126

4	Columbia Mid Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.1%
Brink’s Co. (The)	83,740	5,618,954
Clean Harbors, Inc.(a)	84,850	6,140,594
Healthcare Services Group, Inc.	123,360	2,919,931
Herman Miller, Inc.	97,579	3,477,715
HNI Corp.	70,735	2,578,998
IAA, Inc.(a)	222,030	13,304,038
KAR Auction Services, Inc.	214,200	3,866,310
MSA Safety, Inc.	59,936	8,956,836
Stericycle, Inc.(a)	151,640	10,681,522
Tetra Tech, Inc.	89,320	10,651,410
Total		68,196,308
Construction & Engineering 1.2%
AECOM(a)	265,855	13,795,216
Dycom Industries, Inc.(a)	52,780	3,317,751
EMCOR Group, Inc.	91,010	7,843,242
Fluor Corp.	206,790	3,571,263
MasTec, Inc.(a)	92,990	5,273,463
Valmont Industries, Inc.	35,411	5,771,285
Total		39,572,220
Electrical Equipment 2.5%
Acuity Brands, Inc.	65,700	7,799,904
EnerSys	70,410	5,760,242
Generac Holdings, Inc.(a)	104,080	22,439,648
Hubbell, Inc.	89,885	14,524,517
nVent Electric PLC	281,670	6,478,410
Regal Beloit Corp.	67,264	8,007,107
Sunrun, Inc.(a)	256,560	16,440,365
Total		81,450,193
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	90,474	13,103,349
Machinery 4.9%
AGCO Corp.	101,801	9,417,611
Colfax Corp.(a)	166,800	6,018,144
Crane Co.	81,755	5,684,425
Donaldson Co., Inc.	209,065	11,130,621
Graco, Inc.	276,336	18,719,001
ITT, Inc.	143,212	10,401,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Kennametal, Inc.	137,456	4,809,585
Lincoln Electric Holdings, Inc.	98,405	11,316,575
Middleby Corp. (The)(a)	92,190	12,536,918
Nordson Corp.	89,466	18,234,065
Oshkosh Corp.	112,890	9,087,645
Terex Corp.	114,865	3,560,815
Timken Co. (The)	112,035	8,227,850
Toro Co. (The)	177,850	16,132,773
Trinity Industries, Inc.	147,516	3,370,741
Woodward, Inc.	96,167	10,754,356
Total		159,402,613
Marine 0.2%
Kirby Corp.(a)	99,518	5,035,611
Professional Services 1.1%
ASGN, Inc.(a)	87,020	6,803,224
CoreLogic, Inc.	131,707	10,207,292
FTI Consulting, Inc.(a)	60,660	6,370,513
Insperity, Inc.	59,810	5,113,755
ManpowerGroup, Inc.	96,257	8,340,669
Total		36,835,453
Road & Rail 0.9%
Avis Budget Group, Inc.(a)	85,450	3,005,276
Knight-Swift Transportation Holdings, Inc.	208,770	8,620,113
Landstar System, Inc.	63,618	8,360,678
Ryder System, Inc.	89,210	5,283,016
Werner Enterprises, Inc.	96,204	3,847,198
Total		29,116,281
Trading Companies & Distributors 0.9%
GATX Corp.	58,018	4,627,516
MSC Industrial Direct Co., Inc., Class A	75,460	6,287,327
Univar, Inc.(a)	280,230	5,016,117
Watsco, Inc.	54,403	12,369,066
Total		28,300,026
Total Industrials		576,481,261

Columbia Mid Cap Index Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.4%
Communications Equipment 1.0%
Ciena Corp.(a)	254,672	11,409,306
InterDigital, Inc.	51,064	3,059,244
Lumentum Holdings, Inc.(a)	124,650	10,767,267
Netscout Systems, Inc.(a)	120,100	2,812,742
Viasat, Inc.(a)	106,290	3,613,860
Total		31,662,419
Electronic Equipment, Instruments & Components 3.8%
Arrow Electronics, Inc.(a)	128,676	11,793,155
Avnet, Inc.	163,730	4,969,205
Belden, Inc.	73,790	2,839,439
Cognex Corp.	286,840	21,553,158
Coherent, Inc.(a)	40,210	4,896,774
II-VI, Inc.(a)	171,840	11,624,976
Jabil, Inc.	224,630	8,585,359
Littelfuse, Inc.	40,350	9,705,385
National Instruments Corp.	217,866	8,154,724
SYNNEX Corp.	68,280	10,945,967
Trimble Navigation Ltd.(a)	414,748	24,830,963
Vishay Intertechnology, Inc.	219,728	4,253,934
Total		124,153,039
IT Services 2.1%
Alliance Data Systems Corp.	79,090	5,784,643
CACI International, Inc., Class A(a)	41,600	9,871,264
KBR, Inc.	235,967	6,552,804
LiveRamp Holdings, Inc.(a)	109,193	6,388,882
MAXIMUS, Inc.	101,630	7,298,050
Perspecta, Inc.	226,500	5,078,130
Sabre Corp.	516,510	5,810,737
Science Applications International Corp.	96,414	8,922,152
WEX, Inc.(a)	73,087	12,661,592
Total		68,368,254
Semiconductors & Semiconductor Equipment 5.2%
Cirrus Logic, Inc.(a)	96,790	7,752,879
CMC Materials, Inc.	48,160	7,430,125
Cree, Inc.(a)	181,808	16,433,625
Enphase Energy, Inc.(a)	208,860	28,524,010
Common Stocks (continued)
Issuer	Shares	Value ($)
First Solar, Inc.(a)	140,510	13,127,849
MKS Instruments, Inc.	91,370	12,607,233
Monolithic Power Systems, Inc.	69,980	22,390,801
Semtech Corp.(a)	108,010	7,287,435
Silicon Laboratories, Inc.(a)	72,592	8,508,508
SolarEdge Technologies, Inc.(a)	83,080	23,094,578
Synaptics, Inc.(a)	56,740	4,412,670
Universal Display Corp.	71,040	16,271,002
Total		167,840,715
Software 4.1%
ACI Worldwide, Inc.(a)	192,918	6,285,268
Blackbaud, Inc.	82,170	4,526,745
CDK Global, Inc.	201,460	9,649,934
Ceridian HCM Holding, Inc.(a)	215,180	20,747,656
CommVault Systems, Inc.(a)	76,895	3,672,505
Fair Isaac Corp.(a)	48,072	22,727,480
j2 Global, Inc.(a)	74,180	6,647,270
Manhattan Associates, Inc.(a)	105,290	10,764,850
Paylocity Holding Corp.(a)	61,550	12,100,730
PTC, Inc.(a)	173,230	18,682,855
Qualys, Inc.(a)	55,950	5,315,810
SailPoint Technologies Holdings, Inc.(a)	150,310	6,998,434
Teradata Corp.(a)	180,670	3,962,093
Total		132,081,630
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.(a)	212,830	5,889,006
Total Information Technology		529,995,063
Materials 5.7%
Chemicals 2.6%
Ashland Global Holdings, Inc.	90,210	6,781,086
Avient Corp.	151,560	5,539,518
Cabot Corp.	93,589	3,875,520
Chemours Co. LLC (The)	272,240	6,623,599
Ingevity Corp.(a)	68,420	4,555,404
Minerals Technologies, Inc.	56,555	3,431,192
NewMarket Corp.	12,133	4,486,298
Olin Corp.	235,503	5,155,161
RPM International, Inc.	215,441	18,960,962

6	Columbia Mid Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Scotts Miracle-Gro Co. (The), Class A	67,477	11,860,432
Sensient Technologies Corp.	70,210	5,035,461
Valvoline, Inc.	306,707	6,989,853
Total		83,294,486
Construction Materials 0.2%
Eagle Materials, Inc.	69,210	6,297,418
Containers & Packaging 1.0%
AptarGroup, Inc.	106,872	13,500,071
Greif, Inc., Class A	43,833	2,130,722
O-I Glass, Inc.	260,160	2,945,011
Silgan Holdings, Inc.	130,500	4,410,900
Sonoco Products Co.	166,376	9,659,791
Total		32,646,495
Metals & Mining 1.6%
Commercial Metals Co.	197,362	3,929,477
Compass Minerals International, Inc.	56,264	3,514,249
Reliance Steel & Aluminum Co.	105,681	12,449,222
Royal Gold, Inc.	108,725	12,010,851
Steel Dynamics, Inc.	331,259	11,994,888
United States Steel Corp.	365,290	5,183,465
Worthington Industries, Inc.	59,780	3,091,822
Total		52,173,974
Paper & Forest Products 0.3%
Domtar Corp.	91,486	2,753,729
Louisiana-Pacific Corp.	186,157	6,372,154
Total		9,125,883
Total Materials		183,538,256
Real Estate 8.9%
Equity Real Estate Investment Trusts (REITS) 8.6%
American Campus Communities, Inc.	228,133	9,079,693
Brixmor Property Group, Inc.	491,440	7,504,289
Camden Property Trust	161,437	15,954,819
Coresite Realty Corp.	70,500	8,839,995
Corporate Office Properties Trust	185,951	4,951,875
Cousins Properties, Inc.	246,265	8,227,714
CyrusOne, Inc.	193,720	13,542,965
Douglas Emmett, Inc.	273,250	8,462,553
EastGroup Properties, Inc.	65,200	8,888,716
Common Stocks (continued)
Issuer	Shares	Value ($)
EPR Properties	123,670	4,454,593
First Industrial Realty Trust, Inc.	210,860	8,830,817
Healthcare Realty Trust, Inc.	225,510	6,652,545
Highwoods Properties, Inc.	172,214	6,595,796
Hudson Pacific Properties, Inc.	254,200	6,609,200
JBG SMITH Properties	186,280	5,726,247
Kilroy Realty Corp.	173,735	10,625,633
Lamar Advertising Co., Class A	143,199	11,400,072
Life Storage, Inc.	77,770	8,532,924
Macerich Co. (The)	185,805	1,858,050
Medical Properties Trust, Inc.	876,570	17,005,458
National Retail Properties, Inc.	287,658	10,844,707
Omega Healthcare Investors, Inc.	376,220	13,250,469
Park Hotels & Resorts, Inc.	390,530	6,373,450
Pebblebrook Hotel Trust	216,913	4,012,891
Physicians Realty Trust	345,010	5,985,924
PotlatchDeltic Corp.	110,845	5,158,726
PS Business Parks, Inc.	33,250	4,382,350
Rayonier, Inc.	226,275	6,374,167
Rexford Industrial Realty, Inc.	205,190	9,832,705
Sabra Health Care REIT, Inc.	340,729	5,615,214
Service Properties Trust	272,833	3,235,799
Spirit Realty Capital, Inc.	170,800	6,292,272
STORE Capital Corp.	378,090	12,310,610
Taubman Centers, Inc.	102,299	4,370,213
Urban Edge Properties	181,830	2,360,153
Weingarten Realty Investors	199,597	4,173,573
Total		278,317,177
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.(a)	85,828	11,354,186
Total Real Estate		289,671,363
Utilities 3.5%
Electric Utilities 1.1%
Allete, Inc.	86,000	4,836,640
Hawaiian Electric Industries, Inc.	180,976	6,484,370
IDACORP, Inc.	83,639	7,576,021
OGE Energy Corp.	331,798	10,746,937
PNM Resources, Inc.	132,030	6,483,993
Total		36,127,961

Columbia Mid Cap Index Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.3%
National Fuel Gas Co.	150,765	6,206,995
New Jersey Resources Corp.	159,010	5,252,100
ONE Gas, Inc.	87,720	6,945,670
Southwest Gas Holdings, Inc.	92,680	5,954,690
Spire, Inc.	85,330	5,457,707
UGI Corp.	345,301	12,251,279
Total		42,068,441
Multi-Utilities 0.6%
Black Hills Corp.	104,002	6,326,442
MDU Resources Group, Inc.	332,376	8,289,457
NorthWestern Corp.	83,830	4,862,140
Total		19,478,039
Water Utilities 0.5%
Essential Utilities, Inc.	369,788	16,744,001
Total Utilities		114,418,442
Total Common Stocks (Cost $2,057,725,816)		3,201,212,551

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	37,428,580	37,424,837
Total Money Market Funds (Cost $37,424,830)		37,424,837
Total Investments in Securities (Cost: $2,095,150,646)		3,238,637,388
Other Assets & Liabilities, Net		2,318,307
Net Assets		3,240,955,695

At November 30, 2020, securities and/or cash totaling $3,280,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	82	12/2020	USD	17,780,880	2,192,465	—
S&P Mid 400 Index E-mini	126	12/2020	USD	27,321,840	256,719	—
Total					2,449,184	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	20,517,021	552,697,379	(535,788,876)	(687)	37,424,837	7,205	63,308	37,428,580
8	Columbia Mid Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mid Cap Index Fund, November 30, 2020 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Index Fund | Quarterly Report 2020	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT196_02_L01_(01/21)